Short-Term Debt and Long-Term Liabilities (Details) - USD ($)						12 Months Ended
	Apr. 18, 2025	Apr. 11, 2025	Mar. 12, 2025	Mar. 17, 2023	Nov. 14, 2022	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt and Long-Term Liabilities [Line Items]
Loans payable						$ 138,000	$ 138,000
Funding liabilities						22,263,516	7,634,381
Cash payment						9,000,000
Initial distribution	$ 9,000,000
Matures date					May 14, 2050
Interest expense						5,625
Accrued interest						4,700
Purchase price of patents						53,665	53,665
Acquisition funding amount						95,000
Funder received						53,665
Demand Loans [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Accrued interest						337,000	324,000
Loans Payable [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Loans payable						$ 138,000	138,000
Short-Term Debt [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Accrued interest						10.00%
QF Three Pursuant [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Accrued interest						$ 1,545,000	865,000
Funding liabilities						7,634,381	7,634,381
Advance operating capital			$ 4,334,000
Amount requested and received from QF3						4,334,000
Cash payment			25,000,000
Proceeds from cash payment				$ 3,300,000
QF Three Pursuant [Member] | Tower Semiconductor Ltd. [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Cash payment			$ 3,300,000
QPRC Finance [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Funding liabilities						14,629,135
Advance operating capital		$ 3,000,000
Cash payment	7,000,000					7,500,000
Proceeds from cash payment	$ 9,000,000
Received amount on financing facility						1,500,000
Purchase percentage	200.00%
Net licensing revenues	20.00%
QPRC Finance [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Net proceeds percentage	100.00%
QFL [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Funding liabilities						2,769,500	2,769,500
Intelligent Partners LLC [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Payment for partners						1,750,000
U.S. Small Business Association [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Loan amount						150,000	$ 150,000
Interest percentage					3.75%
Minimum [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Net proceeds percentage	10.00%
Minimum [Member] | QPRC Finance [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Received amount on financing facility						$ 4,054,000
Maximum [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Net proceeds percentage	90.00%